Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Gratuity and Pensions
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	$ 11	$ 4	$ (11)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(3)	(2)	(2)
Total	8	2	(13)
(Gain) / loss from change in financial assumptions	(6)	2	(8)
(Gain) / loss from change in experience adjustments	17	2	(3)
Provident Fund
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	16	(4)	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(17)	5
Total	$ 14	$ (21)	$ 35